KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 97 .1%
Automotive: Parts and Accessories — 3 .2%
28,536 Allison Transmission Holdings Inc. ................. $ 2,165,882
15,305 Autoliv Inc. ......................................................... 1,637,482
3,803,364
Broadcasting — 1 .0%
7,588 Nexstar Media Group Inc. ................................ 1,259,684
Building and Construction — 4 .7%
17,706 Fortune Brands Innovations Inc. ...................... 1,149,828
29,645 KB Home ............................................................ 2,080,486
18,875 Knife River Corp. † ............................................. 1,323,892
4,550 Vulcan Materials Co. ......................................... 1,131,494
5,685,700
Business Services — 4 .2%
18,051 Lamar Advertising Co. , Cl. A, REIT ................. 2,157,636
15,827 Omnicom Group Inc. ......................................... 1,419,682
39,665 STAG Industrial Inc. , REIT ............................... 1,430,320
5,007,638
Computer Software and Services — 3 .6%
111,139 Gen Digital Inc. .................................................. 2,776,252
13,418 TD SYNNEX Corp. ............................................ 1,548,437
4,324,689
Consumer Products — 2 .4%
17,438 Brunswick Corp. ................................................ 1,268,963
27,034 Hasbro Inc. ......................................................... 1,581,489
2,850,452
Consumer Services — 1 .2%
22,584 Equity LifeStyle Properties Inc. , REIT .............. 1,470,896
Containers and Packaging — 1 .2%
411,200 Ardagh Metal Packaging SA ............................. 1,398,080
Diversified Industrial — 8 .6%
14,369 Cabot Corp. ........................................................ 1,320,367
12,368 Crane Co. ............................................................ 1,793,113
21,567 Crane NXT Co. ................................................... 1,324,645
13,686 ITT Inc. ............................................................... 1,767,958
21,725 Jabil Inc. .............................................................. 2,363,463
23,443 nVent Electric plc ............................................... 1,795,968
10,365,514
Electronics — 4 .3%
5,951 Agilent Technologies Inc. .................................. 771,428
15,048 Dolby Laboratories Inc. , Cl. A .......................... 1,192,253
14,457 Skyworks Solutions Inc. .................................... 1,540,827
10,329 WESCO International Inc. ................................. 1,637,353
5,141,861
Energy and Utilities — 18 .0%
18,210 Black Hills Corp. ................................................ 990,260
31,855 ChampionX Corp. .............................................. 1,057,905
19,274 Chesapeake Energy Corp. ................................. 1,584,130
10,393 Diamondback Energy Inc. ................................. 2,080,575
31,256 Evergy Inc. ......................................................... 1,655,630
37,285 Exelon Corp. ....................................................... 1,290,434
7,564 GE Vernova Inc. † ............................................... 1,297,302
81,790 MDU Resources Group Inc. .............................. 2,052,929
52,492 NOV Inc. ............................................................. 997,873
36,739 NRG Energy Inc. ................................................ 2,860,498
22,522 Southwest Gas Holdings Inc. ............................ 1,585,098
41,141 TechnipFMC plc ................................................. 1,075,837
Shares
Market
Value
90,764 UGI Corp. ........................................................... $ 2,078,496
6,502 Valero Energy Corp. .......................................... 1,019,253
21,626,220
Environmental Services — 0 .9%
11,210 Veralto Corp. ...................................................... 1,070,219
Equipment and Supplies — 1 .2%
18,932 The Timken Co. .................................................. 1,517,021
Financial Services — 15 .5%
35,576 Air Lease Corp. .................................................. 1,690,927
3,135 Ameriprise Financial Inc. .................................. 1,339,241
3,183 Arthur J. Gallagher & Co. ................................. 825,384
44,367 Columbia Banking System Inc. ......................... 882,460
19,447 Comerica Inc. ..................................................... 992,575
6,310 Discover Financial Services ............................... 825,411
53,153 Equitable Holdings Inc. ..................................... 2,171,831
18,733 Popular Inc. ........................................................ 1,656,559
18,733 Prosperity Bancshares Inc. ................................ 1,145,336
5,441 Reinsurance Group of America Inc. ................. 1,116,874
21,146 SouthState Corp. ................................................ 1,615,977
36,785 Synovus Financial Corp. ................................... 1,478,389
64,943 Virtu Financial Inc. , Cl. A .................................. 1,457,970
20,638 Voya Financial Inc. ............................................ 1,468,394
18,667,328
Food and Beverage — 4 .3%
26,668 Conagra Brands Inc. .......................................... 757,904
31,629 Kellanova ............................................................ 1,824,361
12,896 Lamb Weston Holdings Inc. ............................. 1,084,296
29,690 Molson Coors Beverage Co. , Cl. B .................... 1,509,143
5,175,704
Health Care — 7 .3%
2,829 Chemed Corp. .................................................... 1,534,959
19,998 Encompass Health Corp. .................................. 1,715,628
29,149 Organon & Co. ................................................... 603,384
39,870 Perrigo Co. plc ................................................... 1,023,862
18,706 The Ensign Group Inc. ...................................... 2,313,745
8,602 Universal Health Services Inc. , Cl. B ................ 1,590,768
8,782,346
Hotels and Gaming — 2 .1%
50,640 VICI Properties Inc. , REIT ................................. 1,450,330
14,561 Wyndham Hotels & Resorts Inc. ...................... 1,077,514
2,527,844
Machinery — 3 .9%
14,122 BWX Technologies Inc. ...................................... 1,341,590
16,841 Oshkosh Corp. ................................................... 1,822,196
11,197 Regal Rexnord Corp. ......................................... 1,514,059
4,677,845
Metals and Mining — 1 .7%
17,023 Franco-Nevada Corp. ........................................ 2,017,566
Real Estate — 0 .6%
26,317 Highwoods Properties Inc. , REIT ..................... 691,348
Retail — 4 .3%
30,535 Bath & Body Works Inc. .................................... 1,192,392
70,264 Brixmor Property Group Inc. , REIT ................. 1,622,396
17,204 PVH Corp. .......................................................... 1,821,387
30,999 Victoria's Secret & Co. † ..................................... 547,752
5,183,927

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals — 2 .9%
8,858 Ashland Inc. ....................................................... $ 836,992
27,864 Olin Corp. ........................................................... 1,313,788
12,544 RPM International Inc. ...................................... 1,350,738
3,501,518
TOTAL COMMON STOCKS ......................... 116,746,764
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .9%
$ 3,575,000 U.S. Treasury Bills,
5.288 % to 5.315% †† ,
08/15/24 to 09/05/24 ........................................ 3,541,900
TOTAL INVESTMENTS — 100.0%
(Cost $ 84,528,728 ) ........................................... $ 120,288,664
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust